Business Combination and Goodwill	6 Months Ended
Jun. 30, 2024
Business Combination and Goodwill [Abstract]
Business combination and goodwill
6.	Business combination and goodwill

In December 2023, Sky KingWin Ltd (referred to as “Buyer”) entered into an agreement with Future Scope Advisors LTD, Visionary Strategies LTD, Mr. Zhiliang Hu and Ms. Li Qian . This agreement allowed the Buyer to acquire 100% equity interest in Industrial Insights Consulting LTD. The Seller, consisting of Future Scope Advisors LTD (referred to as “Seller 1”), Visionary Strategies LTD (referred to as “Seller 2”), Zhiliang Hu (referred to as “Seller 3”), and Li Qian (referred to as “Seller 4”), collectively owned shares in Industry Insights Consulting LTD. Therefore, through the agreement with Industry Insights Consulting LTD, Sky KingWin Ltd obtained complete ownership of Industrial Insights Consulting LTD. The total cash transfer consideration of the transaction was $4,000,000.

The acquisition of the 100 % equity interest in Industrial Insights Consulting LTD. was completed on December 20 2023 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows.

The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$28,320
Accounts receivable, net	97,271
Prepayments	10,095
Other receivables, net	1,128,868
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(120,591)
Advance from clients	(1,822)
Accrued expenses and other payables	(128,693)
Goodwill	2,973,850
Total consideration	$4,000,000

The impairment loss of goodwill for the six months ended June 30, 2024 was nil.